Introduction, basis of presentation of the consolidated financial statements and other information (Tables)	12 Months Ended
Dec. 31, 2020
Intro, basis of presentation of the consolidated financial statements and other information
Schedule of hedging instruments and hedged items in scope of IAS 39 due to IBOR Reform

Hedge	Instrument type	Instrument	Maturing	Hedge
type	prior to transition	type	in	item

Cash flow hedges	USD LIBOR	CCS	2023	Loans and advances to customers
Cash flow hedges	Euro LIBOR	CCS	2025	Loans and advances to customers